Consolidated Statements of Changes Stockholders' Deficit - USD ($) shares in Thousands, $ in Thousands	Preferred Stock Series C Convertible Preferred Stock	Preferred Stock	Common Stock Series C Convertible Preferred Stock	Common Stock Private Warrant Exchange	Common Stock Private Equity Offering	Common Stock	Treasury Stock	Additional Paid-in Capital Series C Convertible Preferred Stock	Additional Paid-in Capital Private Warrant Exchange	Additional Paid-in Capital Private Equity Offering	Additional Paid-in Capital	Accumulated Deficit	Private Warrant Exchange	Private Equity Offering	Total
Beginning balance at May. 31, 2021						$ 626					$ 532,031	$ (553,675)			$ (21,018)
Beginning balance (shares) at May. 31, 2021		96				626,123	443
Issuance of stock for convertible note repayment						$ 37					68,344				68,381
Issuance of stock for convertible note repayment (in shares)						37,110
Loss on induced conversion															37,381
Issuance of legal settlement, warrants											2,863				2,863
Stock option exercises						$ 1					389				390
Stock option exercises (in shares)						510
Stock issued for compensation and tendered for income tax						$ 2					666				668
Stock issued for compensation and tendered for income tax (in shares)						2,582
Stock issued for private offerings					$ 38					$ 46,473				$ 46,511
Stock issued for private offerings (in shares)					38,035
Offering costs related to stock issuance											(5,316)				(5,316)
Conversion of preferred stock to common stock						$ 3					(3)
Conversion of preferred stock to common stock (in shares)		(61)				3,200
Warrant exercises				$ 8		$ 2			$ 5,382		1,034		$ 5,390		1,036
Warrant exercises (in shares)				7,920		1,642
Inducement interest expense related to private warrant exchange						$ 2					6,689				6,691
Inducement interest expense related to private warrant exchange (in shares)						2,293
Preferred stock dividends accrued and paid in common stock Preferred stock dividends accrued and paid in common stock upon conversion						$ 1					305	(1,636)			(1,330)
Preferred stock dividends accrued and paid in common stock Preferred stock dividends accrued and paid in common stock upon conversion (in shares)						(613)
Stock-based compensation											5,571				5,571
Reclassification of warrants from liability to equity classified											6,585				6,585
Net loss												(210,820)			(210,820)
Ending balance at May. 31, 2022						$ 720					671,013	(766,131)			(94,398)
Ending balance (shares) at May. 31, 2022		35				720,028	443
Stock issued for compensation						$ 1					344				345
Stock issued for compensation (in shares)						879
Stock issued for private offerings					$ 85					17,459				17,544
Stock issued for private offerings (in shares)					85,378
Issuance costs related to stock issued for private offerings											(6,289)				(6,289)
Conversion of preferred stock to common stock			$ 1					$ (1)
Conversion of preferred stock to common stock (in shares)	(1)		1,136
Warrant exercises						$ 1					263				264
Warrant exercises (in shares)						657
Deemed dividend paid in common stock due to down round provision, recorded in additional paid-in capital						$ 5					(5)
Deemed dividend paid in common stock due to down round provision recorded in additional paid-in capital (in shares)						4,620
Dividends accrued on Series C and D convertible preferred stock											(384)				(384)
Reclassification of warrants from liability to equity classified											8,601				8,601
Stock-based compensation											996				996
Reclassification of prior period preferred stock dividends											(4,265)	4,265
Net loss												(20,991)			(20,991)
Ending balance at Aug. 31, 2022						$ 813					687,732	(782,857)			(94,312)
Ending balance (shares) at Aug. 31, 2022		34				812,698	443
Beginning balance at May. 31, 2022						$ 720					671,013	(766,131)			(94,398)
Beginning balance (shares) at May. 31, 2022		35				720,028	443
Loss on induced conversion															638
Net loss															(47,486)
Ending balance at Nov. 30, 2022						$ 825					692,558	(809,352)			(115,969)
Ending balance (shares) at Nov. 30, 2022		34				825,279	443
Beginning balance at May. 31, 2022						$ 720					671,013	(766,131)			(94,398)
Beginning balance (shares) at May. 31, 2022		35				720,028	443
Issuance of stock for convertible note repayment						$ 17					3,983				4,000
Issuance of stock for convertible note repayment (in shares)						17,260
Loss on induced conversion											5,312				5,312
Warrants issued in note offering											114				114
Stock issued for compensation						$ 3					982				985
Stock issued for compensation (in shares)						2,751
Exercise of warrants, net of issuance costs (in shares)													9,700
Make-whole shares related to private warrant exchange (in shares)						23
Stock issued for private offerings					$ 157					$ 37,067				$ 37,224
Stock issued for private offerings (in shares)					157,390								500	4,600
Offering costs related to stock issuance											(1,760)				(1,760)
Conversion of preferred stock to common stock						$ 1					(1)
Conversion of preferred stock to common stock (in shares)		(1)				1,136
Warrant exercises				$ 13		$ 2			$ 2,794		437		$ 2,807		439
Warrant exercises (in shares)				13,094		1,898
Deemed dividend paid in common stock due to down round provision, recorded in additional paid-in capital						$ (6)					6
Deemed dividend paid in common stock due to down round provision recorded in additional paid-in capital (in shares)						5,154
Preferred stock dividends accrued and paid in common stock Preferred stock dividends accrued and paid in common stock upon conversion											(1,331)				(1,331)
Preferred stock dividends accrued and paid in common stock Preferred stock dividends accrued and paid in common stock upon conversion (in shares)						(319)
Reclassification of warrants from liability to equity classified											8,756				8,756
Stock-based compensation											3,290				3,290
Reclassification of prior period preferred stock dividends											(4,265)	4,265
Reclassification of warrants from liability to equity classified											4,885				4,885
Net loss												(79,824)			(79,824)
Ending balance at May. 31, 2023						$ 919					731,270	(841,690)			(109,501)
Ending balance (shares) at May. 31, 2023		34				919,053	443
Beginning balance at Aug. 31, 2022						$ 813					687,732	(782,857)			(94,312)
Beginning balance (shares) at Aug. 31, 2022		34				812,698	443
Issuance of stock for convertible note repayment						$ 2					498				500
Issuance of stock for convertible note repayment (in shares)						1,822
Loss on induced conversion											638				638
Stock issued for compensation											310				310
Stock issued for compensation (in shares)						765
Exercise of warrants, net of issuance costs						$ 10					2,123				2,133
Exercise of warrants, net of issuance costs (in shares)						9,652
Make-whole shares related to private warrant exchange (in shares)						23
Dividend paid in common stock upon conversion of Series C convertible preferred stock ($0.50 per share)											159				159
Dividend paid in common stock upon conversion of Series C convertible preferred stock ($0.50 per share) (in shares)						319
Dividends accrued on Series C and D convertible preferred stock											(369)				(369)
Stock-based compensation											1,467				1,467
Net loss												(26,495)			(26,495)
Ending balance at Nov. 30, 2022						$ 825					692,558	(809,352)			(115,969)
Ending balance (shares) at Nov. 30, 2022		34				825,279	443
Beginning balance at May. 31, 2023						$ 919					731,270	(841,690)			(109,501)
Beginning balance (shares) at May. 31, 2023		34				919,053	443
Issuance of stock for convertible note repayment						$ 8					1,492				1,500
Issuance of stock for convertible note repayment (in shares)						8,661
Loss on induced conversion											2,004				2,004
Warrants issued in note offering											170				170
Stock issued for compensation						$ 1					154				155
Stock issued for compensation (in shares)						686
Warrant exercises						$ 3					297				300
Warrant exercises (in shares)						3,000
Dividends accrued on Series C and D convertible preferred stock											(373)				(373)
Reclassification of warrants from liability to equity classified											79				79
Stock-based compensation											348				348
Net loss												(11,571)			(11,571)
Ending balance at Aug. 31, 2023						$ 931					735,441	(853,261)			(116,889)
Ending balance (shares) at Aug. 31, 2023		34				931,400	443
Beginning balance at May. 31, 2023						$ 919					731,270	(841,690)			(109,501)
Beginning balance (shares) at May. 31, 2023		34				919,053	443
Loss on induced conversion															2,640
Net loss															(21,134)
Ending balance at Nov. 30, 2023						$ 971					747,472	(862,824)			(114,381)
Ending balance (shares) at Nov. 30, 2023		34				971,286	443
Beginning balance at Aug. 31, 2023						$ 931					735,441	(853,261)			(116,889)
Beginning balance (shares) at Aug. 31, 2023		34				931,400	443
Issuance of stock for convertible note repayment						$ 4					496				500
Issuance of stock for convertible note repayment (in shares)						3,535
Loss on induced conversion											636				636
Warrants issued in note offering											10				10
Note conversion						$ 14					4,379				4,393
Note conversion (in shares)						14,339
Stock issued for compensation						$ 1					97				98
Stock issued for compensation (in shares)						559
Stock issued for private offerings						$ 21					6,307				6,328
Stock issued for private offerings (in shares)						21,453
Dividends accrued on Series C and D convertible preferred stock											(368)				(368)
Stock-based compensation											474				474
Net loss												(9,563)			(9,563)
Ending balance at Nov. 30, 2023						$ 971					$ 747,472	$ (862,824)			$ (114,381)
Ending balance (shares) at Nov. 30, 2023		34				971,286	443